CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests
Beginning Balance at Mar. 31, 2010	¥ 401,531	¥ 66,551	¥ 69,090	¥ 257,255	¥ (28,520)	¥ (24,067)	¥ 340,309	¥ 61,222
Beginning Balance (in shares) at Mar. 31, 2010		145,075,080
Comprehensive income:
Net income	57,492			52,333			52,333	5,159
Other comprehensive income (loss)
Foreign currency translation adjustments	(16,461)				(15,928)		(15,928)	(533)
Unrealized gains and losses on securities	(907)				(681)		(681)	(226)
Unrealized gains and losses on derivative instruments	219				219		219
Pension liability adjustments	433				489		489	(56)
Total comprehensive income	40,776						36,432	4,344
Purchase of treasury stock	(11,226)					(11,226)	(11,226)
Change in ownership of subsidiaries in connection with share exchange transaction	463		1,186			3,002	4,188	(3,725)
Dividends paid to shareholders of Nidec Corporation	(11,143)			(11,143)			(11,143)
Dividends paid to noncontrolling interests	(1,655)							(1,655)
Capital transaction with consolidated subsidiaries and other	(8,240)		(3,316)			6	(3,310)	(4,930)
Ending Balance at Mar. 31, 2011	410,506	66,551	66,960	298,445	(44,421)	(32,285)	355,250	55,256
Ending Balance (in shares) at Mar. 31, 2011		145,075,080
Comprehensive income:
Net income	44,287			40,731			40,731	3,556
Other comprehensive income (loss)
Foreign currency translation adjustments	(2,560)				(2,749)		(2,749)	189
Unrealized gains and losses on securities	(7)				(53)		(53)	46
Unrealized gains and losses on derivative instruments	(146)				(146)		(146)
Pension liability adjustments	93				(99)		(99)	192
Total comprehensive income	41,667						37,684	3,983
Purchase of treasury stock	(10,155)					(10,155)	(10,155)
Dividends paid to shareholders of Nidec Corporation	(12,399)			(12,399)			(12,399)
Dividends paid to noncontrolling interests	(1,444)							(1,444)
Capital transaction with consolidated subsidiaries and other	(2,564)		(198)				(198)	(2,366)
Ending Balance at Mar. 31, 2012	425,611	66,551	66,762	326,777	(47,468)	(42,440)	370,182	55,429
Ending Balance (in shares) at Mar. 31, 2012		145,075,080
Comprehensive income:
Net income	6,872			7,998			7,998	(1,126)
Other comprehensive income (loss)
Foreign currency translation adjustments	61,964				60,384		60,384	1,580
Unrealized gains and losses on securities	151				174		174	(23)
Unrealized gains and losses on derivative instruments	169				169		169
Pension liability adjustments	(433)				(469)		(469)	36
Total comprehensive income	68,723						68,256	467
Purchase of treasury stock	(31,277)					(31,277)	(31,277)
Change in ownership of subsidiaries in connection with share exchange transaction			3,270			16,710	19,980	(19,980)
Dividends paid to shareholders of Nidec Corporation	(12,125)			(12,125)			(12,125)
Dividends paid to noncontrolling interests	(1,421)							(1,421)
Acquisitions of new subsidiaries	3,391							3,391
Capital transaction with consolidated subsidiaries and other	565		486				486	79
Ending Balance at Mar. 31, 2013	¥ 453,467	¥ 66,551	¥ 70,518	¥ 322,650	¥ 12,790	¥ (57,007)	¥ 415,502	¥ 37,965
Ending Balance (in shares) at Mar. 31, 2013		145,075,080